As filed with the Securities and Exchange Commission on February 25, 2013

Securities Act File No. 002-17226

Investment Company Act No. 811-0994

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Post-Effective Amendment No. 92	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 54	[X]

BURNHAM INVESTORS TRUST

(Exact name of registrant as specified in Charter)

1325 Avenue of the Americas

New York, New York 10019

(Address of Principal Executive Offices and Zip Code)

Registrant’s Telephone Number; including Area Code: (800) 874-FUND

JON M. BURNHAM

1325 AVENUE OF THE AMERICAS, 26TH FLOOR
NEW YORK, NEW YORK 10019
(Name and Address of Agent for Service)

COPY TO:

MICHAEL P. MALLOY, ESQ.
DRINKER BIDDLE & REATH LLP
ONE LOGAN SQUARE, STE. 2000
PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 26, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until March 26, 2013 the effectiveness of the Registrant’s Post-Effective Amendment No. 91 filed on December 12, 2012, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on February 25, 2013.

This Post-Effective Amendment No. 92 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 91.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City and State of New York on this 25th day of February, 2013.

BURNHAM INVESTORS TRUST

By:	/s/ Jon M. Burnham
Jon M. Burnham
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 92 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Jon M. Burnham
Jon M. Burnham	President, Chief Executive Officer, Chairman and Trustee	February 25, 2013

/s/ Pat Colletti
Pat Colletti	Chief Financial Officer	February 25, 2013

/s/ Thomas N. Calabria
Thomas N. Calabria	Secretary	February 25, 2013
William F. Connell*	Trustee	February 25, 2013
Bruce Mac Corkindale*	Trustee	February 25, 2013

*By: /s/ Thomas N. Calabria

Thomas N. Calabria, Attorney-in-fact under powers of attorney filed herein.